Expense Example, No Redemption - Class C	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Systematic Emerging Markets Equity Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Climate Solutions Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Climate Solutions Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Climate Solutions Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Climate Solutions Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Income Opportunities Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Smid Cap Core Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Smid Cap Core Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Real Estate Securities Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Real Estate Securities Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Real Estate Securities Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Real Estate Securities Fund Expense Example, No Redemption, 10 Years
USD ($)	184	569	980	2,127	184	574	988	2,146	177	550	948	2,062	183	662	1,168	2,559	202	664	1,152	2,499	188	603	1,043	2,267	180	607	1,061	2,318	167	538	934	2,043	182	603	1,050	2,291	186	611	1,062	2,314	194	600	1,032	2,233	192	621	1,076	2,338	191	616	1,067	2,318	173	565	982	2,147	166	516	891	1,943	200	618	1,062	2,296	198	652	1,132	2,457